PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS

6. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	December 31,
	2014	2015
Spare parts	$6,385,388	$6,052,315
Prepaid Value added tax (“VAT”)	5,857,017	5,552,772
Prepaid insurance fee	226,564	347,631
Others	366,900	282,423
Total	$12,835,869	$12,235,141